Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of decommissioning obligations
	2017	2016
Decommissioning obligations, beginning of year	$13,219	$—
Reclassifications from liabilities relating to assets held for sale	—	17,923
Changes in estimates	255	(4,988)
Accretion	225	284
Decommissioning obligations, end of year	$13,699	$13,219